UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		317-863-0311
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 7, 2009

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		74

Form 13F Information Table Value Total:		$63,001,700

List of Other Included Managers:

NONE


                                   TITLE                     VALUE       SHARES/       SHRS/        INVS
NAME OF ISSUER                    OF CLASS      CUSIP       (x$1000)       PRN          PRN         DSCR
--------------------------------------------------------------------------------------------------------------
3M Company                          COM       88579Y101            716        14400    SHRS         SOLE
Abbott Laboratories                 COM       002824100            763        16000    SHRS         SOLE
Aflac Inc                           COM       001055102            408        21050    SHRS         SOLE
Allergan Inc.                       COM       001849010           1567        32800    SHRS         SOLE
American Movil SA                   ADR       02364W105            743        27450    SHRS         SOLE
American Tower Corp                 COM       029912201           1470        48300    SHRS         SOLE
Apache Corp                         COM       037411105            474         7400    SHRS         SOLE
Apple Corp.                         COM       037833100            339         3225    SHRS         SOLE
Becton Dickinson & Co               COM       075887109            380         5650    SHRS         SOLE
Berkshire Hathaway Cl B             COM       084670207            398          141    SHRS         SOLE
Burlington Northern Sante Fe        COM       12189T104            824        13700    SHRS         SOLE
China Mobile LTD                    ADR       16941M109            866        19900    SHRS         SOLE
Cisco Systems Inc.                  COM       17275R102           1892       112800    SHRS         SOLE
Cognizant Tech Solutions            COM       192466102            507        24400    SHRS         SOLE
Colgate-Palmolive                   COM       194162103            899        15250    SHRS         SOLE
Consol Energy Inc                   COM       20854P109            742        29400    SHRS         SOLE
Copano Energy Llc                   COM       217202100            140        10500    SHRS         SOLE
Covance Inc                         COM       222816100           1447        40600    SHRS         SOLE
CVS Corporation Delaware            COM       126650100            825        30000    SHRS         SOLE
Danaher Corporation                 COM       235851102            656        12100    SHRS         SOLE
Diageo PLC ADR                      ADR       386090302           1407        31450    SHRS         SOLE
Eaton Corporation                   COM       278058102            669        18150    SHRS         SOLE
Ecolab Inc.                         COM       278865100           2035        58600    SHRS         SOLE
EMC Corporation                     COM       268648102           1948       170900    SHRS         SOLE
Emerson Electric Company            COM       291011104            669        23400    SHRS         SOLE
Encana Corporation                  ADR       292505104            447        11000    SHRS         SOLE
Express 1 Expidited Solutions       COM       815801105             25        29000    SHRS         SOLE
Exxon Mobile Corp.                  COM       30231G102            238         3500    SHRS         SOLE
FedEx Corp                          COM       31428X106            587        13200    SHRS         SOLE
Fiserv Inc. Wisc.                   COM       337738108            833        22850    SHRS         SOLE
Fluor Corp.                         COM       343861100            529        15300    SHRS         SOLE
Foster Wheeler New Ord              COM       G36535139            183        10500    SHRS         SOLE
Freeport McMoran Copper A           COM       35671D857            313         8200    SHRS         SOLE
Gamestop Corp Cl A New              COM       36467W109            656        23400    SHRS         SOLE
General Cable Cp De New             COM       369300108            688        34700    SHRS         SOLE
General Electric                    COM       369604103            543        53663    SHRS         SOLE
Genzyme Corp                        COM       372917104            386         6500    SHRS         SOLE
Henry Schein Inc                    COM       806407102            920        23000    SHRS         SOLE
Hewlett-Packard Company             COM       428236103            991        30900    SHRS         SOLE
Honda Motor Co Ltd Adr              ADR       438128308            491        20700    SHRS         SOLE
HSBC Holdings PLC                   ADR       404280406            231         8175    SHRS         SOLE
J.P. Morgan Chase & Co.             COM       46625H100            424        15960    SHRS         SOLE
Johnson & Johnson                   COM       478160104           1341        25500    SHRS         SOLE
Marsh and McClennan Cos.            COM       571748102            512        25300    SHRS         SOLE
Marshall & Ilsley Corp              COM       571834100             81        14304    SHRS         SOLE
MasterCard                          COM       57636Q104           1876        11200    SHRS         SOLE
Microsoft Corporation               COM       594918104           1306        71100    SHRS         SOLE
Monsanto                            COM       61166W101           2799        33687    SHRS         SOLE
Nike Inc                            COM       654106103            858        18300    SHRS         SOLE
Norfolk Southern Corp               COM       655844108            685        20300    SHRS         SOLE
Novartis A G Spon ADR               ADR       66987V109           1192        31500    SHRS         SOLE
NYSE Group Inc                      COM       62949W101            725        40500    SHRS         SOLE
Paincare Holdings Inc               COM       69562E104              1        12050    SHRS         SOLE
PepsiCo Inc.                        COM       713448108           1997        38800    SHRS         SOLE
Petroleo Brasileiro Adrf            ADR       71654V408            271         8900    SHRS         SOLE
Procter & Gamble                    COM       742718109           1921        40800    SHRS         SOLE
Research In Motion LTD              ADR       760975102            560        13000    SHRS         SOLE
Roche Hldg Ltd Spon Adrf            ADR       771195104           1288        37500    SHRS         SOLE
Schlumberger Ltd.                   COM       806857108           1007        24800    SHRS         SOLE
Schwab Charles Corp                 COM       808513105           1730       111600    SHRS         SOLE
Stryker Corp                        COM       863667101            793        23300    SHRS         SOLE
Supreme Industries, Inc.            COM       868607102             10        10812    SHRS         SOLE
Thermo Fisher Scientific            COM       883556102           1755        49200    SHRS         SOLE
Transocean                          COM       893817106            333         5665    SHRS         SOLE
UNITED COMM BANCORP                 COM       909835100            170        20000    SHRS         SOLE
United Technologies Corp.           COM       913017109            649        15100    SHRS         SOLE
Vale do Rio Doce (CVRD)             ADR       204412209            761        57200    SHRS         SOLE
Valero Energy Corp New              COM       91913Y100            718        40100    SHRS         SOLE
Verizon Communications              COM       92343V104           2226        73700    SHRS         SOLE
VF Corporation                      COM       918204108           2250        39400    SHRS         SOLE
Waste Management Inc Del            COM       94196L109           1091        42600    SHRS         SOLE
Wells Fargo & Co                    COM       949746101            259        18200    SHRS         SOLE
Williams Companies, Inc.            COM       969457100            171        15000    SHRS         SOLE
XTO Energy                          COM       98385X106            399        13025    SHRS         SOLE
